Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of major customers and suppliers

During the years ended March 31, 2026, 2025 and 2024, there were two, two and four customers generated income which accounted for over 10% of the total revenue generated for that year, respectively. The details are as follows:

	For the years ended March 31,
	2026	2025	2024
Customer A	*	25.5%	40.9%
Customer B	-	-	21.4%
Customer C	15.4%	50.4%	17.1%
Customer D	*	*	11.1%
Customer G	57.7%	*	-

*	Comprised less than 10% of revenue for the respective period.

As of March 31, 2026 and 2025, accounts receivable due from these customers as a percentage of consolidated accounts receivable are as follows:

	As of March 31,
	2026	2025
Customer A	4.2%	17.6%
Customer B	-	-
Customer C	12.8%	47.4%
Customer D	*	10.2%
Customer G	76.2%	16.0%

*	Comprised less than 10% of accounts receivable for the respective period.

During the years ended March 31, 2026, 2025 and 2024, there were three, two and three suppliers accounted for over 10% of the total cost of revenue for that year. The details are as follows:

PHOENIX ASIA HOLDINGS Limited and its subsidiaries
Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies (cont.)

	For the years ended March 31,
	2026	2025	2024
Supplier A	27.1%	44.4%	35.2%
Supplier B	*	*	11.9%
Supplier C	-	-	10.2%
Supplier D	*	25.4%	*
Supplier E	20.3%	-	-
Supplier F	19.3%	-	-

*	Comprised less than 10% of cost of revenue for the respective period.

As of March 31, 2026 and 2025, accounts payable due to these suppliers as a percentage of consolidated accounts payable are as follows:

As of March 31,
	2026	2025
Supplier A	97.6%	84.0%
Supplier B	-	-
Supplier C	-	-
Supplier D	-	*
Supplier E	-	-
Supplier F	-	-

*	Comprised less than 10% of accounts payable for the respective period.

Schedule of straight-line basis over the estimated useful lives
Equipment	3.3 years
Motor vehicles	5 years
Furniture and fixture	5 years